UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
2/29/08 (Unaudited)

CORPORATE BONDS AND NOTES (81.2%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013 (S)		$1,450,000	$1,402,875
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015		565,000	519,800
			1,922,675

Automotive (4.0%)
Allison Transmission 144A company guaranty 11s, 2015		760,000	649,800
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015		380,000	314,450
Dana Corp. notes 5.85s, 2015 (In default) (NON)		2,135,000	149,450
Ford Motor Co. notes 7.45s, 2031		1,445,000	986,213
Ford Motor Credit Co., LLC notes 7 7/8s, 2010		3,200,000	2,949,046
Ford Motor Credit Co., LLC notes 7.8s, 2012		405,000	349,212
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011 (S)		5,600,000	5,164,422
Ford Motor Credit Co., LLC sr. unsec. FRN 7.127s, 2012		625,000	508,774
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		1,970,000	1,832,737
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		1,345,000	1,275,414
General Motors Corp. debs. 9.4s, 2021		425,000	370,813
General Motors Corp. sr. unsec. unsub. notes 7.2s, 2011		7,195,000	6,511,475
Lear Corp. company guaranty 8 1/2s, 2013		265,000	239,163
Meritor Automotive, Inc. notes 6.8s, 2009		282,000	271,425
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)		1,810,000	1,773,800
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		105,000	111,431
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015		170,000	170,425
UCI Holdco, Inc. sr. unsec. FRN 12.491s, 2013 (PIK)		2,164,583	1,915,656
			25,543,706

Basic Materials (6.8%)
AK Steel Corp. company guaranty 7 3/4s, 2012		2,225,000	2,241,688
Aleris International, Inc. company guaranty 10s, 2016		1,660,000	1,139,175
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		1,620,000	1,206,900
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		675,000	543,375
Builders FirstSource, Inc. company guaranty sr. sec.
FRN 7.315s, 2012		1,675,000	1,222,750
Century Aluminum Co. company guaranty 7 1/2s, 2014		1,135,000	1,078,250
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 6.991s, 2013 (Netherlands)		1,165,000	956,756
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		580,000	571,300
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		4,070,000	4,298,938
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 8.394s, 2015		715,000	686,400
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		2,030,000	2,134,038
Georgia-Pacific Corp. debs. 9 1/2s, 2011		1,435,000	1,452,938
Georgia-Pacific Corp. 144A company guaranty 7 1/8s,
2017		140,000	130,200
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		2,007,000	2,107,350
Hercules, Inc. company guaranty 6 3/4s, 2029		1,630,000	1,515,900
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		1,600,000	1,656,000
Huntsman, LLC company guaranty 11 5/8s, 2010		3,000	3,180
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		540,000	503,550
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017		870,000	765,600
Metals USA, Inc. sec. notes 11 1/8s, 2015		1,085,000	1,071,438
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		3,805,000	3,405,475
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		1,115,000	1,198,625
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		670,000	711,875
NewPage Corp. company guaranty 10s, 2012		840,000	842,100
NewPage Corp. sec. notes 10s, 2012		905,000	907,263
NewPage Holding Corp. sr. notes FRN 11.818s, 2013 (PIK)		534,266	446,112
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		1,670,000	1,398,625
Novelis, Inc. company guaranty 7 1/4s, 2015		2,520,000	2,268,000
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	965,000	1,308,258
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		$1,240,000	1,097,400
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		2,900,000	2,834,750
Tube City IMS Corp. company guaranty 9 3/4s, 2015		1,530,000	1,350,225

Ucar Finance, Inc. company guaranty 10 1/4s, 2012		38,000	39,235
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		855,000	773,775
			43,867,444

Broadcasting (2.3%)
Clear Channel Communications, Inc. sr. unsec 5 1/2s,
2014		285,000	188,100
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		3,180,000	2,949,450
Echostar DBS Corp. company guaranty 7 1/8s, 2016		125,000	122,813
Echostar DBS Corp. company guaranty 7s, 2013		1,495,000	1,472,575
Echostar DBS Corp. company guaranty 6 5/8s, 2014		270,000	259,875
Echostar DBS Corp. sr. notes 6 3/8s, 2011		4,585,000	4,516,225
Ion Media Networks, Inc. 144A sr. sec. notes 10.508s,
2013		995,000	767,394
Ion Media Networks, Inc. 144A sr. sec. notes 7.508s,
2012		1,175,000	975,250
Sinclair Broadcast Group, Inc. company guaranty 8s,
2012		60,000	61,200
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013		2,060,000	1,699,500
Univision Communications, Inc. 144A company guaranty
unsec. notes 9 3/4s, 2015 (PIK)		1,080,000	745,200
Young Broadcasting, Inc. company guaranty 10s, 2011		1,142,000	787,980
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		395,000	266,625
			14,812,187

Building Materials (0.7%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		610,000	603,900
NTK Holdings, Inc. sr. disc. notes zero %, 2014		1,765,000	935,450
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		715,000	682,825
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		2,955,000	2,290,125
			4,512,300

Cable Television (2.3%)
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		710,000	631,900
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		655,000	630,438
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		25,000	12,750
CCH I, LLC sec. notes 11s, 2015		6,119,000	4,252,705
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		1,160,000	1,061,400
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		3,565,000	3,235,238
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		2,210,000	2,132,650
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		420,000	417,375
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/2s, 2013		450,000	393,750
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		820,000	688,800
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		1,730,000	1,773,250
			15,230,256

Capital Goods (7.4%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		1,935,000	1,891,463
Allied Waste North America, Inc. sec. notes 6 1/2s,
2010		955,000	943,063
Baldor Electric Co. company guaranty 8 5/8s, 2017 (S)		520,000	509,600
BBC Holding Corp. sr. notes 8 7/8s, 2014		2,040,000	1,800,300
Berry Plastics Holding Corp. company guaranty 10 1/4s,
2016		955,000	754,450
Blount, Inc. sr. sub. notes 8 7/8s, 2012		1,125,000	1,094,063
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		1,525,000	1,566,938
Bombardier, Inc. 144A sr. unsec. notes FRN 7.465s,
2013 (Canada)	EUR	930,000	1,356,870
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$1,390,000	1,407,375
General Cable Corp. company guaranty sr. unsec. notes
FRN 7.104s, 2015		1,675,000	1,440,500
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		1,475,000	1,406,781
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		1,300,000	1,290,250
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 7/8s, 2015 (PIK)		1,070,000	1,091,400
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		310,000	316,975
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		2,520,000	2,425,500
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,570,000	1,554,300
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		2,460,000	2,441,550
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		575,000	559,188
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		3,605,000	4,017,354
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		1,855,000	1,803,988
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		1,350,000	1,012,500
Mueller Water Products, Inc. company guaranty 7 3/8s,
2017		770,000	669,900
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	995,000	1,375,379
RBS Global, Inc. / Rexnord Corp. company guaranty

9 1/2s, 2014		$3,635,000	3,271,500
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		570,000	535,800
SPX Corp. sr. notes 7 5/8s, 2014		785,000	808,550
TD Funding Corp. company guaranty 7 3/4s, 2014		2,190,000	2,179,050
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		2,525,000	2,644,938
Terex Corp. company guaranty 7 3/8s, 2014		1,095,000	1,086,788
Terex Corp. sr. sub. notes 8s, 2017		390,000	390,000
Titan International, Inc. company guaranty 8s, 2012		2,890,000	2,788,850
WCA Waste Corp. company guaranty 9 1/4s, 2014		1,230,000	1,223,850
			47,659,013

Coal (1.5%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		3,670,000	3,614,950
Massey Energy Co. sr. notes 6 5/8s, 2010		2,545,000	2,532,275
Peabody Energy Corp. company guaranty 7 3/8s, 2016		3,540,000	3,663,900
			9,811,125

Communication Services (6.8%)
American Tower Corp. sr. notes 7 1/2s, 2012		1,020,000	1,048,050
American Tower Corp. 144A sr. notes 7s, 2017		705,000	703,238
BCM Ireland Finance Ltd. 144A FRN 9.506s, 2016 (Cayman
Islands)	EUR	630,000	784,715
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$845,000	853,450
Centennial Communications Corp. sr. notes 10s, 2013		685,000	661,025
Centennial Communications Corp. sr. unsec. notes FRN
10.479s, 2013		420,000	386,400
Cincinnati Bell, Inc. company guaranty 7s, 2015		885,000	831,900
Citizens Communications Co. notes 9 1/4s, 2011		1,465,000	1,541,913
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		2,565,000	2,282,850
Cricket Communications, Inc. 144A company guaranty
9 3/8s, 2014		245,000	218,050
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Jamaica)		1,650,000	1,443,750
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		1,375,000	1,381,875
Hawaiian Telcom Communications, Inc. company guaranty
Ser. B, 9 3/4s, 2013		10,000	8,300
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		2,646,000	2,560,005
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		3,955,000	3,974,775
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		690,000	577,875
iPCS, Inc. company guaranty sr. sec. notes FRN 5.364s,
2013		680,000	544,000
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		1,995,000	1,615,950
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		1,070,000	810,525
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		3,035,000	2,670,800
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		380,000	374,300
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		695,000	644,613
PanAmSat Corp. company guaranty 9s, 2014		735,000	735,000
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		2,650,000	2,577,125
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,135,000	1,021,500
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		2,720,000	2,839,000
Rural Cellular Corp. sr. unsec. sub. notes FRN 8.124s,
2013		935,000	939,675
Rural Cellular Corp. sr. unsec. notes 9 7/8s, 2010		665,000	683,288
Rural Cellular Corp. sr. unsec. sub. FRN 8.989s, 2012		545,000	550,450
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		1,330,000	1,270,150
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		820,000	820,000
West Corp. company guaranty 11s, 2016		520,000	435,500
West Corp. company guaranty 9 1/2s, 2014		960,000	840,000
Wind Aquisition Fin. SA notes 9 3/4s, 2015
(Netherlands)	EUR	750,000	1,123,870
Windstream Corp. company guaranty 8 5/8s, 2016		$2,880,000	2,930,400
Windstream Corp. company guaranty 8 1/8s, 2013		1,530,000	1,526,175
			44,210,492

Consumer (0.7%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		2,625,000	2,533,125
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015		2,205,000	1,841,175
			4,374,300

Consumer Goods (1.7%)
Church & Dwight Co., Inc. company guaranty 6s, 2012		1,805,000	1,746,338
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		2,385,000	2,289,600
Jarden Corp. company guaranty 7 1/2s, 2017		2,150,000	1,883,938
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		2,233,000	2,210,670
Spectrum Brands, Inc. company guaranty sr. unsec. sub.
notes stepped-coupon 11 1/2s (12, 10/2/08) 2013 (STP)
(PIK)		1,370,000	1,099,425

Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	2,490,000	1,624,725
		10,854,696

Consumer Services (0.2%)
United Rentals NA, Inc. sr. sub. notes 7s, 2014	1,555,000	1,244,000

Energy (3.4%)
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	3,185,000	3,161,113
Complete Production Services, Inc. company guaranty
8s, 2016	2,535,000	2,436,769
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	285,000	278,588
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	2,070,000	2,070,000
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	955,000	897,700
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014 (S)	3,280,000	3,181,600
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	925,000	927,313
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,455,000	1,396,800
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	1,333,042	1,432,869
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	1,350,000	1,430,888
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	3,300,000	3,432,000
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	1,820,000	1,419,600
		22,065,240

Entertainment (1.4%)
AMC Entertainment, Inc. company guaranty 11s, 2016	1,061,000	997,340
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	1,475,000	1,231,625
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	965,000	839,550
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	1,755,000	1,597,050
Hertz Corp. company guaranty 8 7/8s, 2014	1,940,000	1,847,850
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	1,840,000	1,343,200
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	245,000	240,713
Universal City Florida Holding Co. sr. unsec. notes
FRN 7.989s, 2010	950,000	913,188
		9,010,516

Financial (3.7%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	1,465,000	1,270,888
Finova Group, Inc. notes 7 1/2s, 2009 (In default)
(NON)	2,843,484	454,957
GMAC, LLC sr. unsec. unsub. notes FRN 7.324s, 2014	611,000	458,650
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010 (S)	5,565,000	5,031,801
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	605,000	490,412
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012 (S)	5,980,000	4,773,284
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	4,524,000	3,407,513
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012	1,600,000	1,281,249
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	320,000	252,800
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	445,000	329,300
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	510,000	513,825
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	1,230,000	1,183,875
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	1,000,000	908,750
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)	4,515,000	3,205,650
USI Holdings Corp. 144A sr. unsec. notes FRN 6.94s,
2014	290,000	226,563
		23,789,517

Food (0.9%)
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (NON)(F)	424,297	6,233
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	290,000	260,275
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	1,665,000	1,448,550
Dean Foods Co. company guaranty 7s, 2016	1,220,000	1,067,500
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	2,625,000	2,664,375
Pinnacle Foods Finance LLC sr. sub. notes 10 5/8s, 2017	885,000	688,088
		6,135,021

Gaming & Lottery (3.3%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	545,000	502,763
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	2,110,000	1,719,650
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,020,000	841,500
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	25,000	17,063
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	1,995,000	1,775,550
MGM Mirage, Inc. company guaranty 8 1/2s, 2010 (S)	1,670,000	1,726,363
MGM Mirage, Inc. company guaranty 6s, 2009	3,320,000	3,303,400
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,

2012	1,667,000	1,583,650
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	1,890,000	1,455,300
Station Casinos, Inc. sr. notes 6s, 2012	2,740,000	2,315,300
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014	1,320,000	633,600
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	4,500,000	3,127,500
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	2,310,000	2,217,600
		21,219,239

Health Care (7.5%)
Accellent, Inc. company guaranty 10 1/2s, 2013	1,810,000	1,429,900
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	3,195,000	3,135,094
DaVita, Inc. company guaranty 6 5/8s, 2013	1,605,000	1,572,900
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	2,245,000	2,127,138
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	2,730,000	2,818,725
HCA, Inc. sr. sec. notes 9 1/4s, 2016	3,860,000	3,956,500
HCA, Inc. sr. sec. notes 9 1/8s, 2014	2,120,000	2,162,400
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	930,000	916,050
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	2,065,000	1,724,275
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	205,000	202,438
Omnicare, Inc. company guaranty 6 3/4s, 2013	185,000	164,650
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	514,000	449,750
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	1,790,000	1,772,100
Select Medical Corp. company guaranty 7 5/8s, 2015	2,070,000	1,697,400
Service Corporation International debs. 7 7/8s, 2013	1,185,000	1,180,741
Service Corporation International sr. notes 7s, 2017	740,000	734,450
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	2,650,000	2,636,750
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	3,010,000	2,829,400
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	1,325,000	1,275,313
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	1,540,000	1,170,400
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	535,000	433,350
Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013	2,560,000	2,220,800
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	2,565,000	2,298,881
US Oncology, Inc. company guaranty 9s, 2012	2,335,000	2,323,325
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	2,551,000	2,436,205
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	2,230,000	2,386,100
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	865,000	871,488
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	690,000	686,550
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	850,000	828,750
		48,441,823

Homebuilding (0.5%)
K. Hovnanian Enterprises, Inc. sr. notes 8 5/8s, 2017	165,000	131,175
Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)	1,955,000	1,466,250
Meritage Homes Corp. sr. notes 7s, 2014	245,000	183,750
Standard Pacific Corp. sr. unsec. notes 6 1/2s, 2008	1,475,000	1,393,875
		3,175,050

Household Furniture and Appliances (0.1%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014 (S)	945,000	859,950

Lodging/Tourism (0.8%)
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)	955,000	957,388
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	450,000	426,375
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	2,955,000	2,881,125
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 7.491s, 2014	1,100,000	847,000
		5,111,888

Media (2.3%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	1,490,000	1,370,800
Affinion Group, Inc. company guaranty 10 1/8s, 2013	2,225,000	2,180,500
Affinity Group, Inc. sr. sub. notes 9s, 2012	2,000,000	1,800,000
Idearc, Inc. company guaranty 8s, 2016	4,145,000	2,445,550
Liberty Media, LLC sr. notes 5.7s, 2013	310,000	277,197
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	845,000	859,216
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	1,700,000	1,640,500
Nielsen Finance LLC/Nielsen Finance Co. company

guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	3,670,000	2,330,450
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	205,000	120,950
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	1,545,000	911,550
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	1,045,000	611,325
R.H. Donnelley Corp. sr. unsec. notes 6 7/8s, 2013	620,000	365,800
		14,913,838

Oil & Gas (6.6%)
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	444,000	377,400
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	1,980,000	1,692,900
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	220,000	211,200
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	3,385,000	3,478,088
Chesapeake Energy Corp. sr. notes 7s, 2014	1,125,000	1,127,813
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	3,215,000	2,989,950
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,775,000	1,650,750
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	1,055,000	1,044,450
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,525,000	1,540,250
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	880,000	818,400
Encore Acquisition Co. sr. sub. notes 6s, 2015	2,130,000	1,911,675
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	1,920,000	1,848,000
Forest Oil Corp. sr. notes 8s, 2011	2,365,000	2,459,600
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	2,350,000	2,138,500
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 9s, 2016	770,000	770,000
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	300,000	292,875
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,095,000	2,053,100
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	3,855,000	3,932,100
Petroleum Development Corp. 144A sr. unsec. notes 12s,
2018	760,000	765,700
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	1,695,000	1,538,213
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	365,000	364,088
Plains Exploration & Production Co. company guaranty
7s, 2017	1,910,000	1,833,600
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	1,370,000	1,311,775
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	1,290,000	1,264,200
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	2,710,000	2,513,525
Whiting Petroleum Corp. company guaranty 7s, 2014	2,530,000	2,517,350
		42,445,502

Publishing (1.2%)
American Media, Inc. company guaranty 8 7/8s, 2011	305,000	208,163
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	2,120,000	1,452,200
American Media, Inc. company guaranty sr. unsec. sub.
notes 8 7/8s, 2011	11,090	7,569
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009	77,083	52,802
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	1,196,600	1,124,804
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	700,000	596,750
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	935,000	673,200
Dex Media, Inc. notes 8s, 2013	545,000	386,950
Quebecor Media sr. unsec. notes 7 3/4s, 2016 (Canada)	360,000	330,300
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	1,750,000	1,260,000
Vertis, Inc. company guaranty 9 3/4s, 2009	500,000	410,000
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	2,575,000	901,250
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009	880,000	114,400
		7,518,388

Restaurants (0.1%)
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default) (NON)	660,000	16,500
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	720,000	439,200
		455,700

Retail (2.0%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	1,925,000	1,665,125
Autonation, Inc. company guaranty 7s, 2014	380,000	345,800
Autonation, Inc. company guaranty sr. unsec. notes FRN
6.258s, 2013	590,000	483,800
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	1,105,000	740,350
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015	55,000	32,450
Harry & David Holdings, Inc. company guaranty 9s, 2013	1,355,000	1,192,400
Harry & David Holdings, Inc. company guaranty sr.

unsec. notes FRN 10.124s, 2012	385,000	358,050
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	2,095,000	1,733,613
Michaels Stores, Inc. company guaranty 10s, 2014	470,000	410,663
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	1,595,000	1,587,025
Rite Aid Corp. company guaranty 9 1/2s, 2017	125,000	95,625
Rite Aid Corp. company guaranty 9 3/8s, 2015	1,570,000	1,216,750
Rite Aid Corp. company guaranty 7 1/2s, 2015	1,325,000	1,189,188
Rite Aid Corp. sec. notes 8 1/8s, 2010	270,000	260,550
Rite Aid Corp. sec. notes 7 1/2s, 2017	180,000	157,500
United Auto Group, Inc. company guaranty 7 3/4s, 2016	1,690,000	1,444,950
		12,913,839

Technology (5.5%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	985,000	817,550
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	1,498,000	1,258,320
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	2,245,000	2,087,850
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)	390,000	404,625
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	395,000	416,725
Avago Technologies Finance company guaranty FRN
8.576s, 2013 (Singapore)	7,000	6,948
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	750,000	733,125
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	905,000	855,225
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	1,415,000	1,160,300
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	570,000	532,950
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)	1,970,000	1,497,200
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014 (S)	3,305,000	2,693,575
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016 (S)	1,970,000	1,398,700
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	670,000	701,825
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	1,930,000	1,949,300
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	175,000	175,000
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	1,385,000	1,038,750
Lucent Technologies, Inc. notes 5 1/2s, 2008	520,000	516,750
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	1,235,000	981,825
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 8.508s, 2011 (Canada)	1,770,000	1,531,050
Nortel Netwroks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	575,000	540,500
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN 7.008s, 2013 (Netherlands)	1,660,000	1,340,450
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	2,772,000	2,522,520
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	1,140,000	900,600
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	940,000	917,365
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	1,646,000	1,637,770
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	4,228,000	4,259,710
Travelport LLC company guaranty 11 7/8s, 2016	495,000	418,275
Travelport LLC company guaranty 9 7/8s, 2014	1,360,000	1,196,800
Unisys Corp. sr. unsec. unsub. notes 8s, 2012	1,395,000	1,206,675
		35,698,258

Textiles (1.3%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 8.204s, 2014	2,630,000	2,314,400
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	3,140,000	3,116,450
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	1,490,000	1,419,225
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	1,740,000	1,670,400
		8,520,475

Tire & Rubber (--%)
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	100,000	105,250

Utilities & Power (5.9%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017 (S)	670,000	683,400
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	1,904,000	1,992,060
CMS Energy Corp. sr. notes 8 1/2s, 2011	490,000	527,234
CMS Energy Corp. sr. notes 7 3/4s, 2010	740,000	785,759
Colorado Interstate Gas Co. debs. 6.85s, 2037	1,430,000	1,384,088
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	129,000	129,879
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	1,184,784	1,187,746
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	2,180,000	2,180,000
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	755,000	777,650
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	885,000	907,125
Edison Mission Energy sr. unsec. notes 7.2s, 2019	1,370,000	1,342,600
Edison Mission Energy sr. unsec. notes 7s, 2017	1,015,000	997,238
El Paso Natural Gas Co. debs. 8 5/8s, 2022	765,000	869,572
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	2,200,000	2,147,750
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	1,440,000	1,454,400

Mirant North America, LLC company guaranty 7 3/8s, 2013	2,440,000	2,449,150
NRG Energy, Inc. company guaranty 7 3/8s, 2017	935,000	904,613
NRG Energy, Inc. sr. notes 7 3/8s, 2016	5,065,000	4,881,394
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	940,000	1,019,900
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	485,000	508,310
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	1,630,000	1,733,309
Teco Finance, Inc. sr. unsec. unsub. notes 7s, 2012	1,165,000	1,256,239
Teco Finance, Inc. sr. unsec. unsub. notes 7.2s, 2011	680,000	727,367
Teco Finance, Inc. sr. unsec. unsub. notes 6 3/4s, 2015	140,000	143,731
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	305,000	302,964
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	610,000	676,414
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026	1,055,000	1,078,738
Utilicorp United, Inc. sr. unsec. notes 9.95s, 2011	68,000	72,283
Williams Cos., Inc. (The) notes 7 3/4s, 2031	1,225,000	1,321,469
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	2,170,000	2,321,900
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	700,000	715,750
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017	705,000	710,288
		38,190,320

Total corporate bonds and notes (cost $576,624,309)		$524,612,008

SENIOR LOANS (8.6%)(a)(c)

	Principal amount	Value

Automotive (0.3%)
Allison Transmission bank term loan FRN Ser. B,
6.624s, 2014	$1,246,875	$1,097,597
Dana Corp. bank term loan FRN 6.88s, 2015	925,000	847,146
		1,944,743

Basic Materials (0.8%)
Domtar Corp. bank term loan FRN 4.491s, 2014 (Canada)	1,585,174	1,474,211
Georgia-Pacific, LLC bank term loan FRN Ser. B,
6.866s, 2013	2,191,693	2,016,724
Huntsman International, LLC bank term loan FRN Ser. B,
5.035s, 2012	361,524	342,846
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.356s, 2014 (United Kingdom)	217,778	191,699
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
7.856s, 2015 (United Kingdom)	217,778	191,699
NewPage Holding Corp. bank term loan FRN 8.688s, 2014	475,000	460,552
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 4.744s, 2012	439,103	411,293
		5,089,024

Broadcasting (0.2%)
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.49s, 2014	1,546,309	1,293,844
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7.61s, 2014 (U)	53,691	44,925
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.696s, 2012	79,230	70,317
		1,409,086

Cable Television (0.1%)
Cablevision Systems Corp. bank term loan FRN 6.896s,
2013	835,747	771,464

Capital Goods (0.4%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 4.73s, 2014	11,756	10,842
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 6.83s, 2014	137,896	127,166
Sequa Corp. bank term loan FRN 8.08s, 2014	850,000	798,469
Wesco Aircraft Hardware Corp. bank term loan FRN
10.58s, 2014	1,275,000	1,204,875
Wesco Aircraft Hardware Corp. bank term loan FRN
7.08s, 2013	389,000	363,391
		2,504,743

Communication Services (0.1%)
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 7.08s, 2014	600,239	483,692
Cricket Communications, Inc. bank term loan FRN Ser.
B, 7.83s, 2013	32,000	30,498
		514,190

Consumer Cyclicals (1.0%)
Adesa, Inc. bank term loan FRN 7.08s, 2013	427,301	381,794
CCM Merger, Inc. bank term loan FRN Ser. B, 6.997s,
2012	658,313	569,440
GateHouse Media, Inc. bank term loan FRN Ser. B,
7.07s, 2014	822,935	582,638
GateHouse Media, Inc. bank term loan FRN Ser. DD,

6 1/2s, 2014	307,065	217,402
Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/8s,
2014	238,636	205,227
Golden Nugget, Inc. bank term loan FRN Ser. DD,
1 3/4s, 2014 (U)	136,364	117,273
Landsource Communities/NWHL Investment bank term loan
FRN 7.403s, 2013	408,208	278,907
Lear Corp bank term loan FRN 6.826s, 2013	1,543,328	1,413,110
Standard-Pacific Corp. bank term loan FRN Ser. B,
4.815s, 2013	440,000	357,133
Tribune Co. bank term loan FRN Ser. B, 7.91s, 2014	3,049,675	2,223,213
United Components, Inc. bank term loan FRN Ser. D,
5.164s, 2012	204,444	181,956
		6,528,093

Consumer Staples (0.7%)
Charter Communications, Inc. bank term loan FRN 5.26s,
2014	290,910	255,377
Citadel Communications bank term loan FRN Ser. B,
5.703s, 2014	760,000	569,050
Mediacom Communications Corp. bank term loan FRN Ser.
C, 4.9s, 2015	1,369,996	1,179,909
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.483s, 2014	356,454	313,457
Rental Service Corp. bank term loan FRN 8.15s, 2013	2,010,000	1,711,013
Six Flags Theme Parks bank term loan FRN 5.374s, 2015	781,075	659,032
		4,687,838

Energy (0.6%)
Enterprise GP Holdings, LP bank term loan FRN 6.237s,
2014	280,000	270,200
Sandridge Energy bank term loan FRN 8 5/8s, 2015	2,825,000	2,726,125
Sandridge Energy bank term loan FRN 8.354s, 2014	675,000	610,875
		3,607,200

Financial (0.6%)
Nuveen Investments, Inc. bank term loan FRN Ser. B,
7.29s, 2014	460,000	425,213
Realogy Corp. bank term loan FRN 5.32s, 2013	255,383	213,564
Realogy Corp. bank term loan FRN Ser. B, 7.505s, 2013	948,567	793,239
Residential Capital, LLC bank term loan FRN 5.953s,
2008	3,180,000	2,728,440
		4,160,456

Gaming & Lottery (0.1%)
Isle of Capri Casinos, Inc. bank term loan FRN 6.58s,
2014	474,088	405,345
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
4 7/8s, 2014	142,941	122,215
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
6.58s, 2014	189,635	162,138
		689,698

Health Care (1.2%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.331s, 2014	1,376,354	1,257,529
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 0 1/2s, 2014 (U)	70,808	64,695
Fenwal Controls of Japan, LTD. bank term loan FRN
7.331s, 2014 (Japan)	1,573,821	1,357,421
Fenwal Controls of Japan, LTD. bank term loan FRN Ser.
DD, 0 1/2s, 2014 (Japan) (U)	264,286	227,947
Health Management Associates, Inc. bank term loan FRN
6.559s, 2014	1,797,617	1,544,827
Healthsouth Corp. bank term loan FRN Ser. B, 5.671s,
2013	728,091	667,619
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.494s, 2014	1,921,875	1,537,500
Mylan, Inc. bank term loan FRN Ser. B, 7.098s, 2014	710,000	684,953
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
6.173s, 2012	139,281	127,790
		7,470,281

Media (0.1%)
Idearc, Inc. bank term loan FRN Ser. B, 6.83s, 2014	1,074,573	884,060

Retail (0.2%)
Claire's Stores, Inc. bank term loan FRN 6.472s, 2014	779,450	610,699
Michaels Stores, Inc. bank term loan FRN Ser. B,
5.432s, 2013	784,045	673,031
		1,283,730

Technology (0.5%)
Compucom Systems, Inc. bank term loan FRN 6.78s, 2014	972,563	860,718
First Data Corp. bank term loan FRN Ser. B1, 7.63s,
2014	922,688	836,826
First Data Corp. bank term loan FRN Ser. B3, 7.63s,
2014	922,688	836,878

Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.455s, 2014 (Singapore)	228,223	211,867
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.394s, 2014 (Singapore)	794,215	737,296
		3,483,585

Tire & Rubber (0.4%)
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.43s, 2010	2,460,000	2,235,525

Transportation (0.5%)
Navistar Financial Corp. bank term loan FRN 5.957s,
2012	806,667	718,942
Navistar International Corp. bank term loan FRN
6.501s, 2012	2,218,333	1,977,090
UAL Corp. bank term loan FRN Ser. B, 6.529s, 2014	302,694	253,885
		2,949,917

Utilities & Power (0.8%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.579s, 2014	2,473,800	2,256,311
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 6.583s, 2014	3,301,725	3,010,199
		5,266,510

Total senior loans (cost $61,945,300)		$55,480,143

CONVERTIBLE BONDS AND NOTES (1.8%)(a)

	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$822,000	$616,500
Chiquita Brands International cv. unsec. sr. notes
4 1/4s, 2016	665,000	768,906
Countrywide Financial Corp. cv. unsec. sr. FRN company
guaranty 0.758s, 2037	770,000	681,450
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	2,570,000	2,839,850
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	1,303,000	1,693,539
Jazz Technologies, Inc. cv. company guaranty 8s, 2011	20,000	15,000
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	995,000	726,350
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	1,298,000	1,126,015
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	1,060,000	979,175
Transocean, Inc. cv. sr. unsec. notes, Ser. C, 1 1/2s,
2037	940,000	1,050,450
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	1,310,000	1,156,075

Total convertible bonds and notes (cost $11,400,435)		$11,653,310

COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)(a)

	Principal amount	Value

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031	$1,581,791	$1,249,283
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1,
Class G, 6.131s, 2033	1,025,000	849,131
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)	1,000,000	590,000
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)	365,000	197,100
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)	165,000	80,850

Total collateralized mortgage obligations (cost $3,123,108)		$2,966,364

ASSET-BACKED SECURITIES (0.4%)(a)

	Principal amount	Value

Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)	3,901,050	$1,129,580
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)	6,684,836	1,765,505

Total asset-backed securities (cost $2,964,912)		$2,895,085

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $1,331,342)

	Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.092s, 2012	$1,415,625	$1,239,897

SHORT-TERM INVESTMENTS (7.0%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.80% to 4.48% and
due dates ranging from March 3, 2008 to April 25, 2008

(d)	$14,817,785	$14,796,630
Putnam Prime Money Market Fund (e)	30,725,228	30,725,228

Total short-term investments (cost $45,521,858)		$45,521,858

TOTAL INVESTMENTS

Total investments (cost $702,911,264) (b)		$644,368,665

FORWARD CURRENCY CONTRACTS TO BUY at 2/29/08 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Canadian Dollar	$613,063	$603,193	4/16/08	$9,870

FORWARD CURRENCY CONTRACTS TO SELL at 2/29/08 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$6,690,996	$6,501,427	3/19/08	$(189,569)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	appreciation

Lehman Brothers Special Financing, Inc.
$ 141,110,000	9/14/09	3 month USD-LIBOR-BBA	4.715%	$6,232,729

CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

				Fixed payments	Unrealized
Swap counterparty /		Notional	Termination	received (paid) by	appreciation/
Referenced debt*		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13		$440,000	12/20/08	550 bp	$(64,566)

Nalco, Co.
7.75%,11/15/11		930,000	9/20/12	350 bp	(16,704)

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15		1,105,000	6/20/12	230 bp	(37,064)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13		50,000	12/20/08	825 bp	(52,550)

Abitibibowater Inc.,
6 1/2%, 6/15/13		365,000	12/20/08	725 bp	(57,882)

Abitibibowater Inc.,
6 1/2%, 6/15/13		155,000	12/20/08	800 bp	(55,018)

Freescale
Semiconductor, 8 7/8%,
12/15/14		405,000	9/20/12	495 bp	(165,761)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16		--	3/20/09	275 bp	(2,104)

Wind Acquisition
9 3/4%, 12/1/15	EUR	--	3/20/13	(495 bp)	7,698

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12		$400,000	6/20/09	165 bp	(40,724)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11		720,000	6/20/17	297 bp	(96,500)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15		440,000	3/20/09	600 bp	(6,075)

Deutsche Bank AG
Nalco, Co. 7.75%,
11/15/11		960,000	12/20/12	363 bp	(14,992)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities		550,000	(F) (a)	2.461%	(263,520)

General Motors Corp.,
7 1/8%, 7/15/13		440,000	9/20/08	620 bp	23,581

General Motors Corp.,
7 1/8%, 7/15/13		1,725,000	9/20/08	620 bp	4,990

Wind Acquisition
9 3/4%, 12/1/15	EUR	790,000	12/20/10	(340 bp)	20,904

Lehman Brothers Special Financing, Inc.
Community Health
Systems, 8 7/8%, 7/15/15		$340,000	12/20/12	360 bp	(77,981)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13		720,000	3/20/13	645 bp	(1,634)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15		255,000	3/20/09	610 bp	(3,709)

HCA inc., T/L Bank Loan		153,000	3/20/09	225 bp	(124)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13		370,000	9/20/12	395 bp	(41,590)

Wind Acquisition
9 3/4%, 12/1/15	EUR	530,000	12/20/10	(357 bp)	8,454

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13		$255,000	9/20/08	500 bp	5,615

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11		1,205,000	6/20/17	295 bp	(103,802)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12		1,075,000	6/20/09	190 bp	(4,017)

Aramark Services, Inc.,
8.5%, 2/1/15		495,000	12/20/12	355 bp	(63,336)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	1,485,000	6/20/12	225 bp	(63,607)

Jefferson Smurfit Corp,
7.5%, 6/1/13	780,000	9/20/12	445 bp	(49,689)

Nalco, Co. 7.75%,
11/15/11	440,000	3/20/13	460 bp	(3,006)

Nalco, Co. 7.75%,
11/15/11	660,000	9/20/12	330 bp	(20,137)

Oshkosh Truck Corp, T/L
Bank Loan	720,000	6/20/12	114 bp	(84,259)

Total				$(1,319,109)

* Payments related to the reference debt are made upon a credit default event.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

Key to holding's currency abbreviations

EUR Euro

NOTES

(a) Percentages indicated are based on net assets of $645,727,210.

(b) The aggregate identified cost on a tax basis is $702,921,986, resulting in gross unrealized appreciation and depreciation of $5,427,326 and $63,980,647, respectively, or net unrealized depreciation of $58,553,321.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at February 29, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At February 29, 2008, the value of securities loaned amounted to $14,446,223. The fund received cash collateral of $14,796,630 which is pooled with collateral of other Putnam funds into 53 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $340,123 for the period ended February 29, 2008. During the period ended February 29, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $42,010,371 and $51,265,642, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at February 29, 2008.

(U) These securities, in part or in entirety, represents unfunded loan commitments. As of February 29, 2008, the fund had unfunded loan commitments of $525,149, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc. Ser. DD	$70,808
Fenwal Controls of Japan, LTD. Ser. DD (Japan)	264,286
Golden Nugget, Inc. Ser. DD	136,364
Univision Communications, Inc. Ser. DD	53,691

Totals	$525,149

At February 29, 2008, liquid assets totaling $17,412,699 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at February 29, 2008.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 29, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$ -	$ -

Level 2	$641,467,347	$4,733,921

Level 3	$2,901,318	$ -

Total	$644,368,665	$4,733,921

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of February 29, 2008:

	Investments in Securities	Other Financial Instruments*

Balance as of 11/30/2007	$3,366,136	$ -

Accrued discounts/premiums	$ -	$ -

Realized gain (loss)	$ -	$ -

Change in unrealized appreciation (depreciation)	($464,818)	$ -

Net purchases (sales)	$ -	$ -

Transfers in and/or out of Level 3	$ -	$ -

Balance as of 2/29/2008	$2,901,318	$ -

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2008